EQUIPMENT AND SOFTWARE LICENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
EQUIPMENT AND SOFTWARE LICENSES
Depreciation and amortization related to assets	$ 54,474	$ 76,832	$ 179,214	$ 245,599
Depreciation and amortization expenses related to leased assets	$ 39,103	$ 67,542	127,466	216,269	$ 276,505	$ 375,444
Equipment and software disposed				513,778
Proceed from equipment and software			$ 0	31,699	31,699	0
Proceeds from disposed of assets				31,699
Equipment and software related accumulated depreciation					(754,570)
Gain on disposed of assets				12,213
Gain on equipment and software					4,533
Related accumulated depreciation				$ 494,292
Proceeds from sale of equipment and software license					31,699
Depreciation and amortization related to owned assets					$ 31,614	$ 40,698